Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	$ 283,818	$ 180,101	$ 320,590
Other comprehensive income (loss) before reclassifications	(103,129)	94,720	(149,153)
Amounts reclassified from accumulated other comprehensive income	2,846	8,997	8,664
Total other comprehensive (loss) income	(100,283)	103,717	(140,489)
Balance at the end of the period	183,535	283,818	180,101
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	273,522	171,346	311,354
Other comprehensive income (loss) before reclassifications	(102,675)	93,163	(147,640)
Amounts reclassified from accumulated other comprehensive income	3,382	9,013	7,632
Total other comprehensive (loss) income	(99,293)	102,176	(140,008)
Balance at the end of the period	174,229	273,522	171,346
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at the beginning of the period	10,296	8,755	9,236
Other comprehensive income (loss) before reclassifications	(454)	1,557	(1,513)
Amounts reclassified from accumulated other comprehensive income	(536)	(16)	1,032
Total other comprehensive (loss) income	(990)	1,541	(481)
Balance at the end of the period	$ 9,306	$ 10,296	$ 8,755